Schedule of Loss from Operations Before Provision (Benefit) for Income Taxes and Associated Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Domestic	$ (6,410,564)	$ (4,306,918)
Foreign
Net Income (Loss)	(6,410,564)	(4,306,918)
Federal
State
Foreign
Total Current
Federal	58,500	(998,912)
State	11,143	(190,269)
Foreign
Total Deferred	69,643	(1,189,181)
Less Increase in Allowance	(69,643)	1,189,181
Net Deferred
Total Income Tax Provision (Benefit)